Debt (Maturities On Long-Term Debt For Each Of The Next Five Years) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018	$ 34,205,000
2019	34,150,000
2020	34,150,000
2021	34,150,000
2022	1,134,150,000
Principal amount	8,382,980,000	$ 8,398,930,000
Senior Notes | 2017 Credit Agreement
Debt Instrument [Line Items]
Principal amount	1,100,000,000.0
Senior Notes | Senior Notes Maturing Due 2022
Debt Instrument [Line Items]
Principal amount	$ 750,000,000.0